EARNINGS (LOSS) PER COMMON SHARE (Details)	12 Months Ended
	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2017 CNY (¥) ¥ / shares shares	Mar. 31, 2016 CNY (¥) ¥ / shares shares	Mar. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net earnings (loss)	$ (1,411,553)	¥ (9,716,002)	¥ 26,051,187	¥ 23,055,720
Less: Dividends paid to participating securities | ¥				(693,728)
Net earnings (loss) attributable to participating securities | ¥			(130,924)
Net earnings (loss) available to common shareholders | ¥		¥ (9,716,002)	¥ 25,920,263	¥ 22,361,992
Denominator for basic earnings (loss) per share:
Weighted average common shares outstanding | shares	45,772,916	45,772,916	45,635,186	45,597,580
Denominator for diluted earnings (loss) per share | shares	45,772,916	45,772,916	45,635,186	45,597,580
Basic earnings (loss) per common share (in CNY per share) | (per share)	$ (0.03)	¥ (0.21)	¥ 0.57	¥ 0.49
Diluted earnings (loss) per common share (in CNY per share) | (per share)	$ (0.03)	¥ (0.21)	¥ 0.57	¥ 0.49
Shares issuable under share options (in shares) | shares	2,451,067	2,451,067	1,904,067	3,885,667